Document And Entity Information	6 Months Ended
Mar. 15, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Santo Mining Corp.
Document Type	S-1
Current Fiscal Year End Date	--07-31
Entity Common Stock, Shares Outstanding	65,396,269
Amendment Flag	true
Amendment Description	The sole purpose of this amendment is to comply with SEC comments.
Entity Central Index Key	0001499275
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 15, 2013
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2